Initial Public Offering (Details) - $ / shares		2 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		4,125,000
Purchase price, per unit		$ 10.00
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)		0.0001	$ 0.0001
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	31,625,000	27,500,000
Purchase price, per unit	$ 10.00	$ 10.00
Initial Public Offering [Member] | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Common shares, par value, (per share)	$ 0.0001
Initial Public Offering [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 0.0001
Number of shares in a unit		1
Number of warrants in a unit	0.3	0.3
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Initial Public Offering [Member] | Public Warrants | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50